Loans - Non-performing Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 375,910.9	$ 4,400.2	₨ 327,443.9
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	79,499.2	930.6	68,976.4
Real Estate & Property Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	59,831.5	700.4	65,195.3
Agri Production—Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	28,230.0	330.4	30,493.3
Agri Allied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	25,425.7	297.6
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	19,757.7	231.3
Others (none greater than 5% of non-performing loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 163,166.8	$ 1,909.9	₨ 162,778.9